Label	Element	Value
AMERICAN CENTURY VARIABLE PORTFOLIOS INC | VP GROWTH FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VP Growth Fund
Supplement [Text Block]	ck0000814680_SupplementTextBlock

American Century Variable Portfolios, Inc. Summary Prospectus and Prospectus Supplement VP Growth Fund
Supplement dated July 23, 2021 ■ Summary Prospectus and Prospectus dated May 1, 2021

The changes below will be effective as of August 1, 2021.
The following replaces the Annual Fund Operating Expenses table on page 1 of the summary prospectus and page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee[1]	0.90%	0.80%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.92%	1.07%
Fee Waiver[2]	0.10%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver	0.82%	0.97%
[1]     The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2021.
[2]     The advisor has agreed to waive 0.10 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2022 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example section on page 2 of the summary prospectus and page 2 of the prospectus.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$84	$284	$500	$1,122
Class II	$99	$331	$581	$1,297

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2021.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
AMERICAN CENTURY VARIABLE PORTFOLIOS INC | VP GROWTH FUND | CLASS I
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.92%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.82%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	500
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,122
AMERICAN CENTURY VARIABLE PORTFOLIOS INC | VP GROWTH FUND | CLASS II
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.07%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.97%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	581
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,297

[1]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2021.
[2]	The advisor has agreed to waive 0.10 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2022 and cannot terminate it prior to such date without the approval of the Board of Directors.